Fair Value Measurements - Additional Information (Detail) - USD ($)	Mar. 31, 2025	Feb. 04, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities held in trust account	$ 16,311,760		$ 16,053,202	$ 51,976,918
Third Amended And Restated Working Capital Promissory Note [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure	4,715,000
Debt Instrument, Face Amount		$ 3,000,000
Debt Instrument, Unamortized Premium	$ 1,822,844
Third Amended And Restated Working Capital Promissory Note [Member] | Fair Value, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure		4,715,000
Debt Instrument, Face Amount		2,750,000
Accrued Liabilities, Fair Value Disclosure		142,156
Debt Instrument, Unamortized Premium		1,822,844
Third Amended And Restated Working Capital Promissory Note [Member] | Fair Value, Nonrecurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure		4,715,000
Debt Instrument, Face Amount		2,750,000
Accrued Liabilities, Fair Value Disclosure		142,156
Debt Instrument, Unamortized Premium		$ 1,822,844